SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	9 Months Ended
Dec. 31, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Nine months ended December 31,
	2024(1)	2023(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	10,398,000	3,834,000
Administration expenses	255,000	241,000
	10,653,000	4,075,000

Summary of Office and administration expenses
	Nine months ended December 31,
	2024(1)	2023(1)
	($)	($)
Salaries and Benefits	255,000	235,000
Data processing and retention	11,000	17,000
Insurance	20,000	22,000
Other office expenses	19,000	22,000
	305,000	296,000